Ordinary shares and treasury stock - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 10, 2017 CNY (¥) shares	Nov. 10, 2017 USD ($) $ / shares shares	Jun. 30, 2012 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Oct. 20, 2017 $ / shares
Class of Stock [Line Items]
Authorized share capital | $			$ 50,000
Ordinary and preferred shares authorized			5,000,000,000
Ordinary stock, authorized			4,266,159,600
Ordinary stock, par value | $ / shares			$ 0.00001		$ 0.00001				$ 0.00001
Preferred stock, shares authorized			733,840,400
Common stock shares redesignated			4,000,000
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense | ¥								¥ 1,677,222
Ordinary stock, shares issued					1,550,071,169
Stock Repurchased, Value | ¥				¥ 47,173		¥ 452,262
Treasury Stock [Member]
Class of Stock [Line Items]
Issuance of ordinary shares for share-based compensation plans				(17,000,000)	(17,000,000)	(30,000,000)	(30,000,000)
Stock repurchased, Shares				(12,729,500)	(12,729,500)	(60,306,360)	(60,306,360)
Stock Repurchased, Value | ¥				¥ 47,173		¥ 452,262
Exercise of share-based compensation plans, shares				55,396,235	55,396,235	44,005,360	44,005,360
Shares not in use and not outstanding					20,634,265		46,301,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, authorized					10,000,000,000		10,000,000,000
Ordinary stock, par value | $ / shares					$ 0.00001		$ 0.00001
Preferred stock shares converted and designated			1
Common stock shares redesignated			1
Ordinary stock, shares issued					964,071,169		874,071,169
Issuance of ordinary shares for share-based compensation plans				17,000,000	17,000,000	30,000,000	30,000,000
Stock repurchased, Shares				12,729,500	12,729,500	60,306,360	60,306,360
Stock Repurchased, Value				¥ 47,173	$ 6,802	¥ 452,262	$ 67,622
Weighted Average Price per shares | $ / shares					$ 0.53		$ 1.12
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, authorized					10,000,000,000		10,000,000,000
Ordinary stock, par value | $ / shares					$ 0.00001		$ 0.00001
Preferred stock shares converted and designated			1
Ordinary stock, shares issued					586,000,000		659,000,000
Ordinary stock, shares sold				73,000,000	73,000,000	2,000,000	2,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
"Issuance of ordinary shares upon Initial Public Offering (""IPO"") and Concurrent Private Placement (""CPP""), net of expense, Shares "	85,000,000	85,000,000
Common stock shares sold price per share | $ / shares		$ 2.6
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense	¥ 1,464,800	$ 221,000
IPO [Member] | American Depositary Shares [Member]
Class of Stock [Line Items]
"Issuance of ordinary shares upon Initial Public Offering (""IPO"") and Concurrent Private Placement (""CPP""), net of expense, Shares "	17,000,000	17,000,000
Common stock shares sold price per share | $ / shares		$ 13.0
Private Placement [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
"Issuance of ordinary shares upon Initial Public Offering (""IPO"") and Concurrent Private Placement (""CPP""), net of expense, Shares "	19,230,769	19,230,769
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense	¥ 331,400	$ 50,000
Private Placement [Member] | American Depositary Shares [Member]
Class of Stock [Line Items]
"Issuance of ordinary shares upon Initial Public Offering (""IPO"") and Concurrent Private Placement (""CPP""), net of expense, Shares "	3,846,154	3,846,154